111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

February 12, 2021

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                                  MFS® Variable Insurance Trust II (the “Trust”) (File Nos. 2-83616 and 811-3732) on behalf of MFS® Global Tactical Allocation Portfolio (the “Portfolio”); Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 71 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 69 to the above-captioned Registration Statement.

This Amendment is being filed in order to reflect changes to the Portfolio’s Principal Investment Strategies and, in connection therewith, make certain other updates.

Please note that the references “TBU in 485(b)”, “TBD in 485(b)”, and “report does not exist”, which appear in the prospectus and in the Statement of Additional Information, will be replaced with the appropriate required information in the 485(b) filing.

If possible, we would appreciate receiving comments by Monday, March 29, 2021, in order to meet our clearing and printing schedule.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/mjy

Enclosures